ACQUISITION, DISPOSITION AND DECONSOLIDATION (Details Textual) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended		28 Months Ended	0 Months Ended	12 Months Ended	4 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 02, 2013 Continental Resources	Jan. 31, 2013 Amicor common stock	May 31, 2013 Valor Gold common stock	May 24, 2012 Valor Gold common stock	Jan. 26, 2012 Sale of Uranium Exploration Properties Amicor	Dec. 31, 2012 Sale of Uranium Exploration Properties Amicor	Jul. 26, 2012 Sale of Uranium Exploration Properties Amicor	Jan. 31, 2012 Sale of Uranium Exploration Properties Amicor	May 24, 2012 Sale of Gold Exploration Properties Valor Gold Properties	Nov. 30, 2012 Sale of Gold Exploration Properties Valor Gold	Dec. 31, 2012 Sale of Gold Exploration Properties Valor Gold
Significant Acquisitions and Disposals [Line Items]
Purchase price of Option Agreement for sale of property										$ 10.00
Cash paid for acquisition														$ 2,000,000
Purchase price of properties sold, shares										10,000,000
Interest rate on note receivable issued in sale of gold properties														5.00%
Purchase price of properties sold, promissory note										1,000,000				500,000
Promissory note term from the issuance date										6 months				18 months
Amount collected from note receivable			0	1,430,000	1,430,000						930,000				500,000
Amount to be raised in private placement by Amicor on or before July 26, 2012 for determination of payment on note receivable remaining balance										1,000,000
Final amount due under the note which Amicor was not required to pay												70,000
Fair value of the claims exchanged											0
Gain from the sale of uranium assets			0	930,000	930,000						930,000
Marketable securities - available for sale		0	0	0	0				83,333				0
Number of common shares sold	1,513,333	8,486,667					10,000,000	25,000,000
Net proceeds received from the sale of marketable securities	151,333	1,490,600					1,641,933	1,505,000
Number of Lander County, Nevada exploration properties sold														2
Gain from sale of subsidiaries			$ 0	$ 2,500,000	$ 2,500,000											$ 2,500,000
Percentage of outstanding common stock acquired														38.60%
Distribution of shares to Continental shareholders						76,095,215